Contingent liabilities and legal proceedings - Tax (Details) £ in Millions	Dec. 31, 2019 GBP (£)
India
Disclosure of contingent liabilities [line items]
Receivable for payments for protest of tax assessment	£ 101
Receivable for payments for protest of tax assessment, corporate taxes	91
Receivable for payments for protest of tax assessment, indirect taxes	10
Tax contingent liability | Maximum
Disclosure of contingent liabilities [line items]
Potential liability	275
Tax contingent liability | Maximum | Brazil
Disclosure of contingent liabilities [line items]
Potential liability	350
Tax contingent liability | Maximum | India
Disclosure of contingent liabilities [line items]
Potential liability	£ 170